UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: June 30, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     John Kornreich

Address:  767 Fifth Avenue, 45th Floor
          New York, New York 10153


13F File Number: 28-02461

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   John Kornreich
Title:  N/A
Phone:  212-754-8100


Signature, Place and Date of Signing:


  /s/ John Kornreich              New York, New York          August 13, 2003
  --------------------         -----------------------      -------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[]      13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

           Form 13F File Number             Name


             28- 06285                Sandler Capital Management
         -----------------------      --------------------------

     [Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         None

Form 13F Information Table Entry Total:    19

Form 13F Information Table Value Total:   $16,899
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


                                                    FORM 13F INFORMATION TABLE

                                                          JOHN KORNREICH
                                                          June 30, 2003

                                                                VALUE    SHARES/  SH/  PUT/   INVSTMT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                    TITLE OF CLASS       CUSIP    x($1000) PRN AMT  PRN  CALL   DISCRETN  MANAGERS  SOLE SHARED  NONE
AMC ENTMT INC                     COM                001669100  458     40000     SH            SOLE       1     40000    0     0
AOL TIME WARNER INC               COM                00184A105  1170    72700     SH            SOLE       1     72700    0     0
BELO CORP                         COM                080555105  1073    48000     SH            SOLE       1     48000    0     0
CABLEVISION NY GROUP              CLASS A NY CABLVS  12686C109  1967    94773     SH            SOLE       1     94773    0     0
CISCO SYS INC                     COM                17275R102  378     22500     SH            SOLE       1     22500    0     0
COMCAST CORP NEW                  CL A               20030N101  251     8310      SH            SOLE       1     8310     0     0
COMCAST CORP NEW                  CL A SPL           20030N200  2551    88000     SH            SOLE       1     88000    0     0
COX COMMUNICATIONS INC NEW        COM                224044107  1117    35000     SH            SOLE       1     35000    0     0
FOX ENTERTAINMENT GROUP INC       CL A               35138T107  648     22500     SH            SOLE       1     22500    0     0
GRAY TELEVISION INC               COM                389375106  620     50000     SH            SOLE       1     50000    0     0
LIBERTY MEDIA CORP NEW            COM SER A          530718105  1165    100792    SH            SOLE       1     100792   0     0
MEDIACOM COMMUNICATIONS CORP      COM                58446K105  390     40000     SH            SOLE       1     40000    0     0
MEMBERWORKS INC                   COM                586002107  198     10000     SH            SOLE       1     10000    0     0
NEWS CORP LTD                     SP ADR PFD         652487802  1315    52500     SH            SOLE       1     52500    0     0
REGAL ENTMT GRP                   CL A               758766109  943     40000     SH            SOLE       1     40000    0     0
UNITEDGLOBALCOM                   COM                913247508  230     45000     SH            SOLE       1     45000    0     0
UNIVISION COMMUNICATIONS INC      COM                914906102  608     20000     SH            SOLE       1     20000    0     0
VIACOM INC                        CL B               925524308  923     21150     SH            SOLE       1     21150    0     0
VODAFONE GROUP PLC                SPONSORED ADR      92857W100  894     45500     SH            SOLE       1     45500    0     0














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